Share-Based Payments	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Share-Based Payments
Share-based payment expense, primarily included in the “Selling, general and administrative expenses” line item on the Consolidated Statements of Operations, totaled approximately $11 million and $39 million, respectively, during the twelve and forty weeks ended July 3, 2016, and totaled approximately $14 million and $51 million, respectively, for the same periods of the prior fiscal year. At July 3, 2016 and September 27, 2015, approximately 29.8 million shares and 32.9 million shares of the Company’s common stock, respectively, were available for future stock incentive grants.
Stock Options
During the twelve and forty weeks ended July 3, 2016, the Company awarded approximately 4.9 million stock options and 5.0 million stock options, respectively, pursuant to the Whole Foods Market 2009 Stock Incentive Plan compared to approximately 4.8 million stock options and 5.3 million stock options, respectively, for the same periods of the prior fiscal year. The weighted average grant date fair value of options granted during the forty weeks ended July 3, 2016 and July 5, 2015 was $6.71 and $10.19, respectively.

The fair value of stock option grants during the forty weeks ended July 3, 2016 and July 5, 2015 has been estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2016	2015
Expected dividend yield	1.73%	1.00%
Risk-free interest rate	1.08%	1.20%
Expected volatility	31.30%	29.73%
Expected life, in years	4.05	4.04

Total share-based payment expense related to vesting stock options totaled approximately $10 million and $37 million for the twelve and forty weeks ended July 3, 2016, respectively, and approximately $13 million and $48 million, respectively, for the same periods of the prior fiscal year. At July 3, 2016 and September 27, 2015, there was approximately $82 million and $95 million of unrecognized share-based payment expense, respectively, related to unvested stock options, net of estimated forfeitures, related to approximately 10.5 million shares and 11.5 million shares, respectively. The Company anticipates this expense to be recognized over a weighted average period of 3.1 years.

Share-Based Payments
Share-based payment expense was included in the following line items on the Consolidated Statements of Operations for the fiscal years indicated (in millions):

	2015	2014	2013
Cost of goods sold and occupancy costs	$2	$2	$2
Selling, general and administrative expenses	62	66	55
Share-based payment expense before income taxes	64	68	57
Income tax benefit	(25)	(26)	(22)
Net share-based payment expense	$39	$42	$35

At September 27, 2015, September 28, 2014 and September 29, 2013 approximately 32.9 million shares, 37.6 million shares and 42.3 million shares of the Company’s common stock, respectively, were available for future stock incentive grants.

Stock Options
The following table summarizes stock option activity (in millions, except per share amounts and contractual lives in years):

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding options at September 30, 2012	20.0	$30.17
Options granted	4.3	51.33
Options exercised	(4.1)	20.52
Options expired	(0.1)	18.86
Options forfeited	(0.9)	37.20
Outstanding options at September 29, 2013	19.2	$36.90
Options granted	5.3	40.25
Options exercised	(1.5)	24.13
Options expired	(0.1)	36.10
Options forfeited	(0.6)	42.32
Outstanding options at September 28, 2014	22.3	$38.37
Options granted	5.3	44.30
Options exercised	(2.2)	27.81
Options expired	(0.3)	42.88
Options forfeited	(0.8)	42.66
Outstanding options at September 27, 2015	24.3	$40.45	4.51	$32
Vested/expected to vest at September 27, 2015	23.3	$40.35	4.45	$32
Exercisable options at September 27, 2015	11.9	$36.96	3.35	$30

The weighted average grant date fair value of options granted during fiscal years 2015, 2014 and 2013 was $10.19, $9.67 and $12.36, respectively. The aggregate intrinsic value of stock options at exercise, represented in the table above, was approximately $46 million, $36 million and $125 million during fiscal years 2015, 2014 and 2013, respectively. The Company realized a tax benefit from stock options exercised during fiscal years 2015, 2014 and 2013 totaling approximately $46 million, $36 million and $123 million, respectively. The total fair value of shares vested during fiscal years 2015, 2014 and 2013 was approximately $209 million, $192 million and $246 million, respectively, including the value of vested options exercised during those same periods. As of the end of fiscal years 2015 and 2014, there was approximately $95 million and $108 million of unrecognized share-based payment expense, respectively, related to unvested stock options, net of estimated forfeitures, related to approximately 11.5 million shares and 11.9 million shares, respectively. The Company anticipates this expense to be recognized over a weighted average period of 2.9 years.

Share-based payment expense related to vesting stock options recognized during fiscal years 2015, 2014 and 2013 totaled approximately $60 million, $63 million and $56 million, respectively.

A summary of stock options outstanding and exercisable at September 27, 2015 follows (share amounts in millions):

Range of Exercise Prices		Options Outstanding			Options Exercisable
From	To	Number of options outstanding	Weighted average exercise price	Weighted average remaining life (in years)	Number of options exercisable	Weighted average exercise price
$9.45	$18.49	0.6	$9.53	0.65	0.6	$9.53
20.42	28.50	1.8	20.43	2.47	1.5	20.43
31.25	38.50	6.8	35.12	4.35	3.9	32.97
40.81	46.28	10.2	43.73	5.01	3.9	44.28
51.25	59.15	4.9	52.37	4.95	2.0	51.90
		24.3	$40.45	4.51	11.9	$36.96

The fair value of stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2015	2014	2013
Expected dividend yield	1.000%	0.950%	0.880%
Risk-free interest rate	1.20%	1.18%	0.77%
Expected volatility	29.73%	30.96%	31.25%
Expected life, in years	4.04	4.04	3.96

Risk-free interest rate is based on the U.S. Treasury yield curve on the date of the grant for the time period equal to the expected term of the grant. Expected volatility is calculated using a ratio of implied volatility based on the Newton-Raphson method of bisection, and four or six year historical volatilities based on the expected life of each tranche of options. The Company determined the use of both implied volatility and historical volatility represents a more accurate calculation of option fair value. Expected life is calculated in two tranches based on weighted average percentage of unexpired options and exercise-after-vesting information over the last five or seven years. Unvested options are included in the term calculation using the “mid-point scenario” which assumes that unvested options will be exercised halfway between vest and expiration date. The assumptions used to calculate the fair value of options granted are evaluated and revised, as necessary, to reflect market conditions and experience. In addition to the above valuation assumptions, the Company estimates an annual forfeiture rate for unvested options and adjusts fair value expense accordingly. The Company monitors actual forfeiture experience and adjusts the rate from time to time as necessary.

Restricted Stock
During fiscal years 2015 and 2014, the Company awarded approximately 0.1 million shares and 0.2 million shares of restricted common stock, respectively, pursuant to the Whole Foods Market 2009 Stock Incentive Plan. Fair value of the restricted share issuances on grant date was not material during fiscal year 2015 and totaled approximately $11 million during fiscal year 2014.

Share-based payment expense related to restricted shares included in the “Selling, general and administrative expenses” line item on the Consolidated Statements of Operations was not material during fiscal year 2015, 2014 or 2013. At September 27, 2015 and September 28, 2014, there was approximately $9 million and $10 million of unrecognized share-based payment expense, respectively, related to unvested restricted stock. The Company anticipates this expense to be recognized over a weighted average period of 3.1 years.